Deposits (Schedule of Certificates of Deposits by Year of Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months	$ 76,469
Time Deposit Maturities, Year Two	24,103
Time Deposit Maturities, Year Three	39,282
Time Deposit Maturities, Year Four	6,548
Time Deposit Maturities, Year Five	58,901
Time Deposit Maturities, after Year Five	51
Time Deposits, Total	$ 205,354